Loans Receivable and Allowance for Loan Losses (Loans Acquired and Accounted for in Accordance with ASC 310-30) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Outstanding Balance	$ 1,145	$ 1,412	$ 1,900
Carrying Amount	$ 1,069	$ 1,241